STOCKHOLDERS’ EQUITY (DEFICIT) & STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT) & STOCK-BASED COMPENSATION

NOTE 5 – STOCKHOLDERS’ EQUITY (DEFICIT) & STOCK-BASED COMPENSATION

During the three months ended June 30, 2021, the Company issued 60,000 shares of common stock to a service provider.

2017 Equity Incentive Plan

In October 2017, the Board approved the 2017 Equity Incentive Plan (the Plan) with 3,000,000 shares of common stock reserved for issuance. In January 2020, the Board approved an increase in the number of shares reserved for issuance by 1,000,000 shares. Under the Plan, eligible employees, directors and consultants may be granted a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The Plan is administered by the Board or, in the alternative, a committee designated by the Board.

Stock-Based Compensation Expense

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant date fair value. As of June 30, 2021, the unamortized compensation cost was $2,288,683 related to stock options and is expected to be recognized as expense over a weighted-average period of approximately 1.94 years.

During the three months ended June 30, 2021, the Company granted 5,508 shares to members of its board of directors (the Board) in accordance with its Board compensation plan for non-employee directors. During the three months ended June 30, 2021, the Company granted options to purchase 182,321 shares of its common stock to employees, directors and consultants. The options had 10-year terms, and 47,320 options granted on June 30, 2020, in accordance with its Board compensation plan for non-employee directors, vested immediately. During the three months ended June 30, 2021, the fair value of the options granted was $698,093, and $300,918 was recorded as stock-based compensation expense in the condensed consolidated statement of operations.

The following assumptions were used in the fair value calculations:

Three Months Ended
	June 30, 2021	June 30, 2020
Risk-free interest rates	0.81% - 0.87%	0.31% - 0.37%
Volatility	89% - 366%	123% - 128%
Expected life (years)	5.0 - 6.0	5.0 - 6.0

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options, as well as average volatility. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends and has no intention to pay dividends in the foreseeable future. In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the EIP is presented below:

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at March 31, 2021	408,245	3,591,755	$1.75
Options granted	(182,321)	182,321	4.23
Share awards	(5,508)	—	—
Options cancelled and returned to the Plan	22,639	(22,639)	2.87
Balance at June 30, 2021	243,055	3,751,437	$1.86

There were no stock options exercised during the three months ended June 30, 2021 and 2020.

The following table summarizes the range of outstanding and exercisable options as of June 30, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $5.90	3,751,437	8.09	$1.86	2,420,577	$1.47	$10,761,492

The intrinsic value per share is calculated as the excess of the closing price of the common stock on the Company’s principal trading market over the exercise price of the option.

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the three months ended June 30, 2021 and 2020, there were no such tax benefits associated with the exercise of stock options.

NOTE 5 – STOCK-BASED COMPENSATION

Equity Compensation Plan

In October 2017, the Company’s board of directors (the Board) approved the 2017 Equity Incentive Plan (the 2017 Plan) with 3,000,000 shares of common stock reserved for issuance. In January 2020, the Board approved an amendment to the 2017 Plan to increase the number of shares reserved for issuance by 1,000,000 shares. Under the 2017 Plan, eligible employees, directors and consultants may be granted a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The 2017 Plan is administered by the Board or, in the alternative, a committee designated by the Board.

The exercise or purchase price of a stock option shall be calculated as follows:

(i)	In the case of an incentive stock option, (a) granted to employees, who, at the time of the grant of such incentive stock option own stock representing more than 10% of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant; or (b) granted to employees, other than to employees, described in the preceding clause, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant unless otherwise determined by the Board; and
(iii)	In the case of other grants, such price as determined by the Board.

The Board is responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The 2017 Plan generally does not allow for the transfer of awards, and the Board may amend, suspend or terminate the 2017 Plan at any time.

Stock-Based Compensation Expense

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant date fair value. The unamortized compensation cost, as of March 31, 2021 was $2,242,352 related to stock options and is expected to be recognized as expense over a weighted-average period of approximately 2 years.

During the year ended March 31, 2021, options granted to purchase shares of its common stock to employees, directors and consultants had 10-year terms and a grant-date fair value of $1,101,737. Options to purchase 10,476 shares vested immediately on the respective grant dates.

The following assumptions were used in the fair-value method calculations:

Year ended March 31,
	2021	2020
Risk-free interest rates	0.28% - 0.71%	0.77% - 2.37%
Volatility	87% - 127%	86% - 103%
Expected life (years)	5.0 - 6.0	5.0 - 6.0
Dividend yield	—%	—%

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends and has no intention to pay dividends in the foreseeable future. In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the 2017 Plan is presented below:

	Shares	Options Outstanding
	Available	Number of	Weighted Average
	for Grant	Shares	Exercise Price
Balance at March 31, 2019	1,470,092	1,529,908	0.86
Additional shares authorized under the Plan	1,000,000	—	—
Options granted	(1,717,204)	1,717,204	2.25
Options cancelled and returned to the Plan	69,167	(69,167)	2.25
Balance at March 31, 2020	822,055	3,177,945	1.58
Options granted	(490,476)	490,476	2.88
Options cancelled and returned to the Plan	76,666	(76,666)	2.25
Balance at March 31, 2021	408,245	3,591,755	1.75

There were no stock options exercised during the years ended March 31, 2021 and 2020.

The following table summarizes the range of outstanding and exercisable options as of March 31, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $3.16	3,591,755	8.25	$1.75	2,228,738	$1.32	$8,763,260

The intrinsic value per share is calculated as the excess of the closing price of the common stock on the Company’s principal trading market over the exercise price of the option.

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the years ended March 31, 2021 and 2020, there were no such tax benefits associated with the exercise of stock options.